Segment, Customer and Geographic Information (Schedule of Non-current Assets on the Basis of Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Total non-current assets	[1]	$ 2,036,109	$ 1,443,216
Israel [Member]
Disclosure of geographical areas [line items]
Total non-current assets		1,290,652	1,050,386
United States [Member]
Disclosure of geographical areas [line items]
Total non-current assets		745,442	392,734
Others [Member]
Disclosure of geographical areas [line items]
Total non-current assets		$ 15	$ 96

[1]	Composed of property, plant and equipment and intangible assets.